REVENUE REVENUE (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Revenue Recognition, Policy [Policy Text Block]
Transmission Services
Through our Regulated Operating Subsidiaries, we generate nearly all our revenue from providing electric transmission services over our transmission systems. As independent transmission companies, our transmission services are provided and revenues are received based on our tariffs, as approved by the FERC. The transmission revenue requirements at our Regulated Operating Subsidiaries are set annually, using Formula Rates, and remain in effect for a one-year period. By updating the inputs to the formula and resulting rates on an annual basis, the revenues at our Regulated Operating Subsidiaries reflect changing operating data and financial performance, including the amount of network load on their transmissions systems (for our MISO Regulated Operating Subsidiaries), operating expenses and additions to property, plant and equipment when placed in service, among other items.
We recognize revenue for transmission services over time as transmission services are provided to customers (generally using an output measure of progress based on transmission load delivered). Customers simultaneously receive and consume the benefits provided by the Regulated Operating Subsidiaries’ services. We recognize revenue in the amount to which we have the right to invoice because we have a right to consideration in an amount that corresponds directly with the value to the customer of performance completed to date. As billing agents, MISO and SPP independently bill our customers on a monthly basis and collect fees for the use of our transmission systems. No component of the transaction price is allocated to unsatisfied performance obligations.
Transmission service revenue includes an estimate for unbilled revenues from service that has been provided but not billed by the end of an accounting period. Unbilled revenues are dependent upon a number of factors that require management’s judgment including estimates of transmission network load (for the MISO Regulated Operating Subsidiaries) and preliminary information provided by billing agents. Due to the seasonal fluctuations of actual load, the unbilled revenue amount generally increases during the spring and summer and decreases during the fall and winter. See Note 4 for information on changes in unbilled accounts receivable.
Other Services Revenue
Other services revenue consists of rental revenues, easement revenues, and amounts from providing ancillary services. A portion of other services revenue is treated as a revenue credit and reduces gross revenue requirement when calculating net revenue requirement under our Formula Rates. Total other services revenue for the three months ended March 31, 2018 and 2017 was $1 million.
Formula Rate True-Up
The true-up mechanism under our Formula Rates is considered an alternative revenue program of a rate-regulated utility given it permits our Regulated Operating Subsidiaries to adjust future rates in response to past activities or completed events in order to collect our actual revenue requirements under our Formula Rates. In accordance with our accounting policy, only the current year origination of the true-up is reported as a formula rate true-up. See “Cost-based Formula Rates with True-Up Mechanism” in Note 5 for more information on our Formula Rates.

Revenues from the transmission of electricity are recognized as services are provided based on FERC-approved cost-based formula rates. We record a reserve for revenue subject to refund when such refund is probable and can be reasonably estimated. This reserve is recorded as a reduction to operating revenues.
The cost-based formula rates at our Regulated Operating Subsidiaries include a true-up mechanism that compares the actual revenue requirements of our Regulated Operating Subsidiaries to their billed revenues for each year to determine any over- or under-collection of revenue requirements and record a revenue accrual or deferral for the difference. Refer to Note 5 under “Cost-Based Formula Rates with True-Up Mechanism” for a discussion of our revenue accounting under our cost-based formula rates.